Investments - AFS Securities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Fair Value	$ 13,258
Total fixed maturities, available-for-sale
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	747	$ 10,249
AFS, Less Than 12 Months, Unrealized Losses	(44)	(2,251)
AFS, 12 Months or More, Fair Value	12,511	4,931
AFS, Less Than 12 Months, Unrealized Losses	(2,459)	(1,058)
AFS, Fair Value		15,180
AFS, Unrealized Losses	(2,503)	(3,309)
Asset-backed securities
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	75	96
AFS, Less Than 12 Months, Unrealized Losses	(2)	(5)
AFS, 12 Months or More, Fair Value	181	162
AFS, Less Than 12 Months, Unrealized Losses	(14)	(17)
AFS, Fair Value	256	258
AFS, Unrealized Losses	(16)	(22)
Collateralized loan obligations
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	238	644
AFS, Less Than 12 Months, Unrealized Losses	(1)	(27)
AFS, 12 Months or More, Fair Value	296	11
AFS, Less Than 12 Months, Unrealized Losses	(4)	0
AFS, Fair Value	534	655
AFS, Unrealized Losses	(5)	(27)
Commercial mortgage-backed securities
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	43	819
AFS, Less Than 12 Months, Unrealized Losses	(4)	(102)
AFS, 12 Months or More, Fair Value	1,373	682
AFS, Less Than 12 Months, Unrealized Losses	(182)	(109)
AFS, Fair Value	1,416	1,501
AFS, Unrealized Losses	(186)	(211)
Corporate bonds
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	376	6,659
AFS, Less Than 12 Months, Unrealized Losses	(32)	(1,544)
AFS, 12 Months or More, Fair Value	8,299	3,412
AFS, Less Than 12 Months, Unrealized Losses	(1,683)	(782)
AFS, Fair Value	8,675	10,071
AFS, Unrealized Losses	(1,715)	(2,326)
Foreign governments
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	1	185
AFS, Less Than 12 Months, Unrealized Losses	0	(41)
AFS, 12 Months or More, Fair Value	290	128
AFS, Less Than 12 Months, Unrealized Losses	(48)	(21)
AFS, Fair Value	291	313
AFS, Unrealized Losses	(48)	(62)
Municipal bonds
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	8	859
AFS, Less Than 12 Months, Unrealized Losses	(1)	(219)
AFS, 12 Months or More, Fair Value	794	180
AFS, Less Than 12 Months, Unrealized Losses	(157)	(50)
AFS, Fair Value	802	1,039
AFS, Unrealized Losses	(158)	(269)
Residential mortgage-backed securities
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	0	123
AFS, Less Than 12 Months, Unrealized Losses	0	(20)
AFS, 12 Months or More, Fair Value	408	293
AFS, Less Than 12 Months, Unrealized Losses	(63)	(66)
AFS, Fair Value	408	416
AFS, Unrealized Losses	(63)	(86)
U.S. Treasury bonds
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	6	864
AFS, Less Than 12 Months, Unrealized Losses	(4)	(293)
AFS, 12 Months or More, Fair Value	870	63
AFS, Less Than 12 Months, Unrealized Losses	(308)	(13)
AFS, Fair Value	876	927
AFS, Unrealized Losses	$ (312)	$ (306)